UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2016

Date of reporting period:	February 29, 2016

Item 1. Schedule of Investments:

Putnam Global Dividend Fund

The fund's portfolio
2/29/16 (Unaudited)

COMMON STOCKS (94.6%)(a)
			Shares	Value

Aerospace and defense (2.2%)

BAE Systems PLC (United Kingdom)			18,489	$131,306

TransDigm Group, Inc.(NON)			559	119,391

United Technologies Corp.			966	93,335

				344,032
Airlines (0.7%)

Japan Airlines Co., Ltd. (Japan)			3,200	114,295

				114,295
Automobiles (1.7%)

Daimler AG (Registered Shares) (Germany)			1,528	104,866

General Motors Co.			2,900	85,376

Nissan Motor Co., Ltd. (Japan)			8,300	75,020

				265,262
Banks (5.5%)

Bank of Nova Scotia (The) (Canada)			1,775	71,840

Bank of Queensland, Ltd. (Australia)			18,185	137,006

Commonwealth Bank of Australia (Australia)			943	47,018

JPMorgan Chase & Co.			3,348	188,492

Natixis SA (France)			13,152	69,759

PacWest Bancorp			4,312	138,760

Swedbank AB Class A (Sweden)			5,397	108,847

Wells Fargo & Co.			1,718	80,609

				842,331
Beverages (5.3%)

Anheuser-Busch InBev SA/NV (Belgium)			1,523	170,629

Coca-Cola Co. (The)			4,018	173,296

Coca-Cola Enterprises, Inc.			2,685	130,249

Dr. Pepper Snapple Group, Inc.			1,763	161,367

PepsiCo, Inc.			1,718	168,055

				803,596
Biotechnology (1.3%)

AbbVie, Inc.			3,614	197,361

				197,361
Capital markets (1.9%)

AllianceBernstein Holding LP			5,395	106,713

Carlyle Group LP (The)			4,112	63,448

KKR & Co. LP			9,294	119,335

				289,496
Chemicals (1.3%)

BASF SE (Germany)			692	45,235

Dow Chemical Co. (The)			2,394	116,372

OCI Partners LP			5,264	34,479

				196,086
Commercial services and supplies (0.2%)

Edenred (France)			1,775	31,139

				31,139
Communications equipment (1.3%)

Cisco Systems, Inc.			3,614	94,615

Telefonaktiebolaget LM Ericsson (Sweden)			11,234	103,450

				198,065
Construction and engineering (0.5%)

ACS Actividades de Construccion y Servicios SA (Spain)			2,831	73,048

				73,048
Diversified financial services (0.5%)

Challenger, Ltd. (Australia)			15,492	83,205

				83,205
Diversified telecommunication services (5.0%)

AT&T, Inc.			4,155	153,527

BCE, Inc. (Canada)			3,386	146,251

CenturyLink, Inc.			1,657	50,688

Nippon Telegraph & Telephone Corp. (NTT) (Japan)			2,600	111,268

Spark New Zealand, Ltd. (New Zealand)			55,863	126,738

Verizon Communications, Inc.			3,334	169,134

				757,606
Electric utilities (3.5%)

Duke Energy Corp.			1,078	80,074

Exelon Corp.			5,582	175,777

FirstEnergy Corp.			2,343	78,420

NextEra Energy, Inc.			966	108,984

SSE PLC (United Kingdom)			4,825	92,387

				535,642
Electronic equipment, instruments, and components (0.5%)

Synnex Technology International Corp. (Taiwan)			79,000	80,147

				80,147
Energy equipment and services (0.3%)

Aker Solutions ASA 144A (Norway)			8,162	24,143

Transocean, Ltd. (Switzerland)			3,392	29,325

				53,468
Food and staples retail (0.4%)

Wesfarmers, Ltd. (Australia)			2,256	62,748

				62,748
Food products (3.9%)

Kraft Heinz Co. (The)			511	39,357

Nestle SA (Switzerland)			2,901	203,196

Orkla ASA (Norway)			20,475	168,861

Pinnacle Foods, Inc.			4,165	179,886

				591,300
Hotels, restaurants, and leisure (2.0%)

McDonald's Corp.			395	46,290

OPAP SA (Greece)			11,648	77,152

SJM Holdings, Ltd. (Hong Kong)			55,000	33,628

TUI AG (Germany)			9,967	147,634

				304,704
Household durables (1.3%)

Persimmon PLC (United Kingdom)			6,490	196,129

				196,129
Household products (1.5%)

Kimberly-Clark Corp.			1,721	224,246

				224,246
Independent power and renewable electricity producers (0.9%)

Abengoa Yield PLC (Spain)(S)			4,734	79,389

NextEra Energy Partners LP			2,438	63,242

				142,631
Industrial conglomerates (1.7%)

General Electric Co.			4,397	128,129

Siemens AG (Germany)			1,433	133,072

				261,201
Insurance (2.9%)

Admiral Group PLC (United Kingdom)			3,359	80,527

Allianz SE (Germany)			709	105,708

Delta Lloyd NV (Netherlands)			6,575	40,711

SCOR SE (France)			2,264	79,200

Zurich Insurance Group AG (Switzerland)			621	131,191

				437,337
Media (1.4%)

Comcast Corp. Class A			2,593	149,694

RTL Group SA (Belgium)			692	57,949

Vivendi SA (France)			592	12,284

				219,927
Multi-utilities (1.8%)

Ameren Corp.			1,931	90,660

Veolia Environnement SA (France)			8,381	189,880

				280,540
Multiline retail (0.4%)

Myer Holdings, Ltd. (Australia)			76,992	63,504

				63,504
Oil, gas, and consumable fuels (9.5%)

Chevron Corp.			1,477	123,241

ENI SpA (Italy)			5,113	71,518

Exxon Mobil Corp.			5,416	434,094

Gaztransport Et Technigaz SA (France)			3,063	94,113

MPLX LP			1,754	45,499

Plains All American Pipeline LP			2,255	48,302

Royal Dutch Shell PLC Class A (United Kingdom)			8,312	189,170

Scorpio Tankers, Inc.			31,292	194,636

Total SA (France)			5,806	260,135

				1,460,708
Personal products (0.6%)

Asaleo Care, Ltd. (Australia)			75,851	93,153

				93,153
Pharmaceuticals (9.9%)

AstraZeneca PLC (United Kingdom)			4,071	230,953

Bristol-Myers Squibb Co.			2,470	152,967

Eli Lilly & Co.			3,318	238,896

GlaxoSmithKline PLC (United Kingdom)			6,220	120,784

Johnson & Johnson			1,753	184,433

Merck & Co., Inc.			1,750	87,868

Pfizer, Inc.			8,272	245,430

Sanofi (France)			1,422	112,519

Takeda Pharmaceutical Co., Ltd. (Japan)			2,700	128,081

				1,501,931
Real estate investment trusts (REITs) (6.0%)

Blackstone Mortgage Trust, Inc. Class A			2,900	71,746

Boston Properties, Inc.			1,073	122,472

CYS Investments, Inc.			4,763	37,342

Equity Lifestyle Properties, Inc.			2,040	143,126

Federal Realty Investment Trust			944	139,769

Gaming and Leisure Properties, Inc.			4,834	126,602

Hannon Armstrong Sustainable Infrastructure Capital, Inc.			3,873	68,204

Japan Hotel REIT Investment Corp (Japan)			134	116,726

MFA Financial, Inc.			5,540	37,727

Ventas, Inc.			1,019	56,728

				920,442
Real estate management and development (0.8%)

Nexity (France)			2,626	120,618

				120,618
Semiconductors and semiconductor equipment (2.8%)

Intel Corp.			8,356	247,254

Maxim Integrated Products, Inc.			3,329	112,720

Texas Instruments, Inc.			1,283	68,025

				427,999
Software (2.1%)

Microsoft Corp.			6,344	322,783

				322,783
Specialty retail (0.9%)

Gap, Inc. (The)			4,888	135,153

				135,153
Technology hardware, storage, and peripherals (3.6%)

Apple, Inc.			589	56,950

Canon, Inc. (Japan)			1,900	53,072

Casetek Holdings, Ltd. (Taiwan)			38,000	205,564

Lenovo Group, Ltd. (China)			188,000	157,623

Neopost SA (France)			1,186	25,056

Seagate Technology PLC			1,610	50,490

				548,755
Tobacco (5.8%)

Altria Group, Inc.			3,699	227,747

British American Tobacco PLC (United Kingdom)			2,680	145,882

Japan Tobacco, Inc. (Japan)			3,900	154,606

Philip Morris International, Inc.			3,933	358,021

				886,256
Trading companies and distributors (1.7%)

ITOCHU Corp. (Japan)			3,900	45,770

Marubeni Corp. (Japan)			13,900	69,380

Mitsui & Co., Ltd. (Japan)			9,400	107,997

Rexel SA (France)			2,768	33,673

				256,820
Wireless telecommunication services (1.0%)

Vodafone Group PLC (United Kingdom)			49,238	149,709

				149,709

Total common stocks (cost $15,263,732)				$14,473,373

WARRANTS (0.7%)(a)
	Expiration date	Strike Price	Warrants	Value

Gree Electric Appliances, Inc. of Zhuhai 144A (China)	6/24/16	$0.00	39,200	$109,148

Total warrants (cost $147,449)				$109,148

CONVERTIBLE PREFERRED STOCKS (0.6%)(a)
			Shares	Value

Alcoa, Inc. Ser. 1, $2.688 cv. pfd.			2,247	$69,306

Frontier Communications Corp. Ser. A, $11.125 cum. cv. pfd.			171	17,399

Total convertible preferred stocks (cost $128,254)				$86,705

SHORT-TERM INVESTMENTS (3.5%)(a)
			Shares	Value

Putnam Cash Collateral Pool, LLC 0.57%(d)			69,300	$69,300

Putnam Short Term Investment Fund 0.41%(AFF)			465,012	465,012

Total short-term investments (cost $534,312)				$534,312

TOTAL INVESTMENTS

Total investments (cost $16,073,747)(b)				$15,203,538

FORWARD CURRENCY CONTRACTS at 2/29/16 (aggregate face value $2,869,383) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Canadian Dollar	Buy	4/20/16	$212,132	$206,441	$5,691
	Hong Kong Dollar	Buy	5/18/16	149,826	149,801	25
	Japanese Yen	Buy	5/18/16	269,233	248,508	20,725
Citibank, N.A.
	Danish Krone	Buy	3/16/16	99,770	97,736	2,034
	Japanese Yen	Buy	5/18/16	85,583	79,755	5,828
Credit Suisse International
	New Zealand Dollar	Sell	4/20/16	111,298	113,419	2,121
	Swedish Krona	Sell	3/16/16	51,756	51,098	(658)
Deutsche Bank AG
	British Pound	Sell	3/16/16	255,136	276,399	21,263
	Euro	Sell	3/16/16	464,149	454,315	(9,834)
Goldman Sachs International
	Australian Dollar	Sell	4/20/16	190,930	191,677	747
HSBC Bank USA, National Association
	Canadian Dollar	Buy	4/20/16	88,253	85,894	2,359
	Euro	Sell	3/16/16	64,208	64,191	(17)
JPMorgan Chase Bank N.A.
	British Pound	Buy	3/16/16	49,830	52,066	(2,236)
	Canadian Dollar	Sell	4/20/16	43,905	40,742	(3,163)
	Japanese Yen	Sell	5/18/16	38,570	38,414	(156)
	Norwegian Krone	Sell	3/16/16	128,513	129,192	679
	Singapore Dollar	Buy	5/18/16	101,645	100,294	1,351
	Swiss Franc	Buy	3/16/16	78,267	76,356	1,911
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/20/16	70,077	70,322	(245)
	Euro	Buy	3/16/16	128,634	132,287	(3,653)
	Israeli Shekel	Buy	4/20/16	27,251	27,120	131
	Japanese Yen	Buy	5/18/16	51,475	47,982	3,493
	Norwegian Krone	Sell	3/16/16	22,991	23,113	122
	Swiss Franc	Buy	3/16/16	90,293	88,085	2,208
WestPac Banking Corp.
	Japanese Yen	Sell	5/18/16	25,943	24,176	(1,767)

Total						$48,959

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2015 through February 29, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $15,300,056.
(b)	The aggregate identified cost on a tax basis is $16,110,989, resulting in gross unrealized appreciation and depreciation of $1,326,800 and $2,234,251, respectively, or net unrealized depreciation of $907,451.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$963,589	$620,428	$1,119,005	$655	$465,012
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $69,300, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $70,434.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $2,805 to cover certain derivative contracts.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	56.2%
	United Kingdom	8.8
	France	6.8
	Japan	6.5
	Germany	3.5
	Australia	3.2
	Switzerland	2.4
	Taiwan	1.9
	China	1.8
	Belgium	1.5
	Canada	1.4
	Sweden	1.4
	Norway	1.3
	Spain	1.0
	New Zealand	0.8
	Greece	0.5
	Italy	0.5
	Netherlands	0.3
	Hong Kong	0.2

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund's policy regarding investments in securities of foreign issuers, as discussed further in the fund's prospectus.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $3,381 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$416,513	$768,166	$—
Consumer staples	1,662,224	999,075	—
Energy	845,772	668,404	—
Financials	1,572,913	1,120,516	—
Health care	1,106,955	592,337	—
Industrials	340,855	739,680	—
Information technology	952,837	624,912	—
Materials	150,851	45,235	—
Telecommunication services	519,600	387,715	—
Utilities	676,546	282,267	—
Total common stocks	8,245,066	6,228,307	—
Convertible preferred stocks	—	86,705	—
Warrants	—	109,148	—
Short-term investments	465,012	69,300	—

Totals by level	$8,710,078	$6,493,460	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$48,959	$—

Totals by level	$—	$48,959	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$70,688	$21,729
Equity contracts	109,148	—

Total	$179,836	$21,729

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$4,100,000
Warrants (number of warrants)		39,200

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$26,441	$7,862	$2,121	$21,263	$747	$2,359	$3,941	$5,954	$—	$70,688

	Total Assets	$26,441	$7,862	$2,121	$21,263	$747	$2,359	$3,941	$5,954	$—	$70,688

	Liabilities:
	Forward currency contracts#	$—	$—	$658	$9,834	$—	$17	$5,555	$3,898	$1,767	$21,729

	Total Liabilities	$—	$—	$658	$9,834	$—	$17	$5,555	$3,898	$1,767	$21,729

	Total Financial and Derivative Net Assets	$26,441	$7,862	$1,463	$11,429	$747	$2,342	$(1,614)	$2,056	$(1,767)	$48,959
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Net amount	$26,441	$7,862	$1,463	$11,429	$747	$2,342	$(1,614)	$2,056	$(1,767)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 28, 2016